Management compensation and share based payments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Management Compensation And Share Based Payments
Board of directors and executive board compensation	R$ 3,789	R$ 2,869	R$ 2,491
Bonuses	7,093	8,315	6,856
Overall compensation	10,882	11,184	9,347
Share	1,117	741	646
Total compensation	R$ 11,999	R$ 11,925	R$ 9,993